UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  September 30, 2009
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 Check here if Amendment |_|; Amendment Number:
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 This Amendment (Check only one.):  |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      Russell B. Faucett
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 Address:   2001 Wilshire Blvd., Suite 401
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            Santa Monica, California 90403
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 Form 13F File Number:  28-12082
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:      Russell B. Faucett
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 Title:
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 Phone:     (310) 264-4844
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Signature, Place, and Date of Signing:


        /s/ Russell B. Faucett    Santa Monica, California     October 28, 2009
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              [Signature]              [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


SEC 1685 (3-01)      Persons who respond to the collection of
                     information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
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Form 13F Information Table Entry Total:      4
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Form 13F Information Table Value Total:   137,772
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                                        (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                                                   FORM 13F INFORMATION TABLE
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Column 1          Column 2           Column 3   Column 4   Column 5                Column 6    Column 7
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NAME OF ISSUER    TITLE OF CLASS     CUSIP      VALUE      SHRS OR      SH/  PUT/  INVESTMENT  Voting Authority
                                                (x $1000)  PRN AMT      PRN  CALL  DISCRETION  -------------------------------------
                                                                                               SOLE          SHARED       NONE
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ISHARES TR        RUSL 2000          464287655  42,341     691,000      SH         Sole        691,000
SPDR TR           UNIT SER 1         78462F103  41,814     396,000      SH         Sole        396,000
MIDCAP SPDR       UNIT SER 1         595635103  11,991     338,000      SH         Sole        338,000
USA MOBILITY INC  COM                90341G103  41,626     931,000      SH         Sole        931,000


SEC 1685 (3-01)      Persons who respond to the collection of
                     information contained in this form are not required to respond unless the form displays a currently valid OMB control number.